Reclassifications within Consolidated Statements of Comprehensive (Loss) / Income (Tables)	12 Months Ended
Dec. 31, 2023
Reclassifications within Consolidated Statements of Comprehensive (Loss) / Income [Abstract]
Summary of reclassifications within Consolidated Statements of Comprehensive (Loss) / Income

The effects of these reclassifications on the Group's consolidated statements of comprehensive loss for the comparative financial year ended 31 December 2022, and financial year ended 31 December 2021 are as below:

29.
Reclassifications within Consolidated Statements of Comprehensive Loss (continued)

	For The Year Ended 31 December 2022
	Reclassification
	As previously reported	Venue costs	Sales and marketing cost	IT and Internet expenses	Employee compensation	Non-executive directors' remuneration	Staff cost	Office rental	Other expenses	As reclassified
	S$’000	S$’000	S$’000	S$’000	S$’000	S$’000	S$’000	S$’000	S$’000	S$’000
Expenses
Venue costs	(6,864)	6,864	—	—	—	—	—	—	—	—
Sales and marketing cost	(20,955)	—	20,955	—	—	—	—	—	—	—
IT and Internet expenses	(11,313)	—	—	11,313	—	—	—	—	—	—
Employee compensation	(69,977)	—	—	—	69,977	—	—	—	—	—
Non-executive directors' remuneration	(2,356)	—	—	—	—	2,356	—	—	—	—
Staff cost	(2,166)	—	—	—	—	—	2,166	—	—	—
Office rental	(71)	—	—	—	—	—	—	71	—	—
Awards and events costs	—	(3,255)	—	—	—	—	—	—	—	(3,255)
Advertising and platform fees	—	(2,808)	(196)	—	—	—	—	—	—	(3,004)
Referral fees	—	—	(2,201)	—	—	—	—	—	—	(2,201)
Merchant fees	—	—	(2,444)	—	—	—	—	—	—	(2,444)
Salary and staff costs	—	—	—	—	(66,121)	(688)	(2,166)	—	(2,195)	(71,170)
Marketing expenses	—	(801)	(15,959)	—	—	—	—	—	—	(16,760)
Technology expenses	—	—	—	(11,313)	—	—	—	—	(85)	(11,398)
Share grant and option expenses	—	—	—	—	(3,856)	(1,668)	—	—	—	(5,524)
Other expenses	(9,973)	—	(155)	—	—	—	—	(71)	2,280	(7,919)
Total expenses	(123,675)	—	—	—	—	—	—	—	—	(123,675)

29.
Reclassifications within Consolidated Statements of Comprehensive Loss (continued)

	For The Year Ended 31 December 2021
	Reclassification
	As previously reported	Venue costs	Sales and marketing cost	IT and Internet expenses	Employee compensation	Non-executive directors' remuneration	Staff cost	Office rental	Other expenses	As reclassified
	S$’000	S$’000	S$’000	S$’000	S$’000	S$’000	S$’000	S$’000	S$’000	S$’000
Expenses
Venue costs	(5,859)	5,859	—	—	—	—	—	—	—	—
Sales and marketing cost	(26,297)	—	26,297	—	—	—	—	—	—	—
IT and Internet expenses	(7,882)	—	—	7,882	—	—	—	—	—	—
Employee compensation	(65,184)	—	—	—	65,184	—	—	—	—	—
Non-executive directors' remuneration	(2,503)	—	—	—	—	2,503	—	—	—	—
Staff cost	(1,290)	—	—	—	—	—	1,290	—	—	—
Office rental	(91)	—	—	—	—	—	—	91	—	—
Awards and events costs	—	(2,703)	—	—	—	—	—	—	—	(2,703)
Advertising and platform fees	—	(2,810)	(229)	—	—	—	—	—	—	(3,039)
Referral fees	—	—	(1,376)	—	—	—	—	—	—	(1,376)
Merchant fees	—	—	(1,869)	—	—	—	—	—	—	(1,869)
Salary and staff costs	—	—	—	—	(56,642)	(575)	(1,290)	—	(495)	(59,002)
Marketing expenses	—	(346)	(22,727)	—	—	—	—	—	—	(23,073)
Technology expenses	—	—	—	(7,882)	—	—	—	—	(58)	(7,940)
Share grant and option expenses	—	—	—	—	(8,542)	(1,928)	—	—	—	(10,470)
Other expenses	(2,269)	—	(96)	—	—	—	—	(91)	553	(1,903)
Total expenses	(111,375)	—	—	—	—	—	—	—	—	(111,375)